Costs of services and general and administrative costs	6 Months Ended
Jun. 30, 2021
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Costs of services and general and administrative costs

4.	Costs of services and general and administrative cost s

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020 1
	£m	£m
Costs of services	5,196.1	4,804.7
General and administrative costs	452.8	3,528.6
	5,648.9	8,333.3

Note
1	Figures have been restated as described in the accounting policies.
Costs of services and general and administrative costs include:

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020 1
	£m	£m
Staff costs	3,473.3	3,330.0
Establishment costs	264.8	314.4
Media pass-through costs	857.0	613.7
Other costs of services and general and administrative costs 2	1,053.8	4,075.2
	5,648.9	8,333.3

Notes
1	Figures have been restated as described in the accounting policies.
2	Other costs of services and general and administrative costs include £376.3 million (period ended 30 June 2020: £301.3 million) of other pass-through costs.
Staff costs include:

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020
	£m	£m
Wages and salaries	2,329.8	2,417.5
Cash-based incentive plans	200.2	17.2
Share-based incentive plans	43.9	30.6
Severance	14.5	18.8
Other staff costs	884.9	845.9
	3,473.3	3,330.0
Other costs of services and general and administrative costs include:

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020 1
	£m	£m
Amortisation and impairment of acquired intangible assets	30.1	53.1
Goodwill impairment	—	2,812.9
Losses/(gains) on disposal of investments and subsidiaries	1.0	(16.0)
Investment and other write-downs	—	225.7
Restructuring and transformation costs	34.3	17.9
Restructuring costs in relation to COVID-19	19.7	39.3
Litigation settlement	21.7	—

Note
1	Figures have been restated as described in the accounting policies.
Amortisation and impairment of acquired intangibles in the period ended 30 June 2021 includes an impairment charge of £3.9 million (2020: £17.1 million) in regard to certain brand names and customer relationships for entities which have closed.
The goodwill impairment charge of £2,812.9 million in 2020 largely reflects the adverse impacts of
COVID-19
on a number of businesses in the Group at that time. This has been restated as described in the accounting policies. Details of the Group’s goodwill impairment review are included in the 2020 Annual Report on
Form 20-F.
Restructuring costs in relation to
COVID-19
of £19.7 million (2020: £39.3 million) primarily relate to property costs which the Group undertook in response to the
COVID-19
pandemic. As management continues to assess the impact of
COVID-19
on long-term working practices and the Group’s real estate portfolio, further impairments may occur in the future.
Restructuring and transformation costs of £34.3 million (2020: £17.9 million) include £26.2 million of restructuring costs in relation to the continuing restructuring plan, first outlined on the Investor Day in December 2018. As part of that plan, restructuring actions have been taken to right-size
under-performing businesses, address high cost severance markets and simplify operational structures. The remaining £8.1 million relates to the Group’s IT transformation programme. Further restructuring and transformation costs will be incurred in the second half of 2021.
In the period ended 30 June 2021, a provision of £21.7 million (2020: £nil) was made for potential litigation settlements.